27. Financial instruments and risk management (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
2018	R$ 21,477
2019	(15,099)
2020	(14,062)
2021	(12,328)
2022	(11,013)
Thereafter	(48,291)
Interest Rate Derivative Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
2018	(14,028)
2019	(15,099)
2020	(14,062)
2021	(12,328)
2022	(11,013)
Thereafter	(48,291)
Fuel Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
2018	35,505
2019	0
2020	0
2021	0
2022	0
Thereafter	R$ 0